Exploration and Evaluation assets - Disclosure of costs related to the properties (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 208,706,494
Ending Balance	241,527,631	$ 208,706,494
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Additions	25,584,306	32,927,678
Exploration assets before exchange rate effect	214,821,136	189,236,830	$ 156,309,152
Effect of change in exchange rate	6,527,887	18,078,991	6,422,573
Effect of change in exchange rate, Additions	(11,551,104)	11,656,418
Exploration costs, Total	221,349,023	207,315,821	$ 162,731,725
Exploration costs, Additions, Total	14,033,202	44,584,096
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Cash [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	26,140,301	26,140,301
Additions	0	0
Ending Balance	26,140,301	26,140,301
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Effective settlement of loans receivables [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,190,024	1,190,024
Additions	0	0
Ending Balance	1,190,024	1,190,024
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Shares [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	58,146,988	58,146,988
Additions	0	0
Ending Balance	58,146,988	58,146,988
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Acquisition Costs Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	85,477,313	85,477,313
Additions	0	0
Ending Balance	85,477,313	85,477,313
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Assays and analysis [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	11,372,165	8,302,436
Additions	1,136,066	3,069,729
Ending Balance	12,508,231	11,372,165
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Drilling [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	48,475,960	35,608,933
Additions	3,702,274	12,867,027
Ending Balance	52,178,234	48,475,960
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Engineering [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	1,231,305	1,184,053
Additions	788,141	47,252
Ending Balance	2,019,446	1,231,305
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Geological [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	14,417,406	8,495,371
Additions	4,015,763	5,922,035
Ending Balance	18,433,169	14,417,406
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Land, water use, and claims [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	828,618	807,891
Additions	2,078,063	20,727
Ending Balance	2,906,681	828,618
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Project development [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	10,929,161	3,328,264
Additions	12,105,108	7,600,897
Ending Balance	23,034,269	10,929,161
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Site administration [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	16,504,902	13,104,891
Additions	1,193,589	3,400,011
Ending Balance	17,698,491	16,504,902
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Test mine [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	565,302	0
Ending Balance	565,302	0
Canam Alpine Ventures Ltd [Member] | Panuco Copala Property [Member] | Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	103,759,517	70,831,839
Additions	25,584,306	32,927,678
Ending Balance	$ 129,343,823	$ 103,759,517